Quarterly Holdings Report
for
Fidelity® Emerging Markets Fund
July 31, 2024
EMF-NPRT3-0924
1.804872.120
Common Stocks - 97.4%
	Shares	Value ($)
Brazil - 5.7%
Atacadao SA	18,335,800	30,018,565
Equatorial Energia SA	13,654,900	78,798,465
MercadoLibre, Inc. (a)	38,100	63,585,090
Nu Holdings Ltd. Class A (a)	12,374,900	150,107,537
Raia Drogasil SA	16,085,900	78,493,470
Totvs SA	11,158,200	54,743,960
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	18,665,484	28,479,288
Weg SA	7,498,400	67,160,338
TOTAL BRAZIL		551,386,713
Canada - 0.9%
Cameco Corp.	1,897,100	86,346,115
China - 19.7%
Airtac International Group	2,403,000	61,866,899
Bank of Chengdu Co. Ltd. (A Shares)	20,608,644	41,675,432
Chervon Holdings Ltd.	5,404,906	12,369,330
JD.com, Inc. sponsored ADR	4,441,300	117,205,907
Kweichow Moutai Co. Ltd. (A Shares)	928,425	182,769,747
Meituan Class B (a)(b)	12,301,310	170,332,186
MINISO Group Holding Ltd.	9,082,000	37,966,248
NetEase, Inc. ADR	1,116,100	102,803,971
PDD Holdings, Inc. ADR (a)	1,977,300	254,854,197
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	3,914,325	139,397,084
Sieyuan Electric Co. Ltd. (A Shares)	13,018,507	119,785,231
Sinopharm Group Co. Ltd. (H Shares)	21,850,899	51,349,060
Tencent Holdings Ltd.	12,159,100	561,099,358
Wuliangye Yibin Co. Ltd. (A Shares)	3,520,990	61,868,180
ZKH Group Ltd. (A Shares) (a)	1	0
TOTAL CHINA		1,915,342,830
France - 2.8%
Gaztransport et Technigaz SA	803,241	118,573,553
Hermes International SCA	46,119	100,972,559
LVMH Moet Hennessy Louis Vuitton SE	75,399	53,183,620
TOTAL FRANCE		272,729,732
Greece - 0.7%
OPAP SA	3,802,844	66,302,766
Hungary - 0.7%
Richter Gedeon PLC	2,572,355	73,333,848
India - 19.3%
360 ONE WAM Ltd.	8,771,161	118,617,539
Bajaj Finance Ltd.	1,340,700	108,996,986
Computer Age Management Services Private Ltd.	2,170,500	117,541,379
Delhivery Private Ltd. (a)	14,038,380	67,737,424
HDFC Bank Ltd.	11,758,767	227,232,038
HDFC Standard Life Insurance Co. Ltd. (b)	9,862,500	84,280,475
Jindal Steel & Power Ltd.	6,074,000	71,692,204
Kotak Mahindra Bank Ltd.	5,016,448	108,318,102
Larsen & Toubro Ltd.	3,059,432	139,400,929
Lenskart Solutions Pvt Ltd. (a)(c)(d)	3,233,000	8,881,041
Max Healthcare Institute Ltd.	9,232,900	101,699,101
Power Grid Corp. of India Ltd.	38,288,533	159,231,070
Reliance Industries Ltd.	7,001,618	251,778,042
SBI Life Insurance Co. Ltd. (b)	4,966,400	104,019,541
Tata Consultancy Services Ltd.	2,277,300	119,276,484
Ultratech Cement Ltd.	617,300	87,640,766
TOTAL INDIA		1,876,343,121
Indonesia - 3.6%
PT Bank Central Asia Tbk	453,069,570	286,303,188
PT Bank Mandiri (Persero) Tbk	159,610,000	62,948,463
TOTAL INDONESIA		349,251,651
Italy - 0.8%
Ferrari NV (e)	191,400	79,050,114
Kazakhstan - 1.5%
Kaspi.KZ JSC ADR	1,154,300	150,209,059
Korea (South) - 8.6%
NAVER Corp.	527,820	67,047,270
Samsung Electronics Co. Ltd.	7,865,057	481,736,823
SK Hynix, Inc.	1,563,840	222,167,824
Webtoon Entertainment, Inc. (e)	2,856,900	60,994,815
TOTAL KOREA (SOUTH)		831,946,732
Mexico - 2.4%
Banco del Bajio SA (b)	19,132,722	57,015,121
BBB Foods, Inc. (e)	2,125,970	57,720,086
Becle S.A.B. de CV (e)	30,904,188	50,890,478
Wal-Mart de Mexico SA de CV Series V	20,740,200	68,974,440
TOTAL MEXICO		234,600,125
Netherlands - 2.7%
ASML Holding NV (Netherlands)	210,500	193,755,489
BE Semiconductor Industries NV	501,500	64,668,469
TOTAL NETHERLANDS		258,423,958
Philippines - 0.5%
TaskUs, Inc. (a)(e)	2,704,772	44,655,786
Poland - 0.8%
Dino Polska SA (a)(b)	892,481	79,257,591
Russia - 0.0%
Sberbank of Russia (a)(d)	25,741,060	173,250
Saudi Arabia - 3.5%
Al Rajhi Bank	6,092,020	138,990,088
Dr Sulaiman Al Habib Medical Services Group Co.	964,900	74,066,793
Sabic Agriculture-Nutrients Co.	1,544,700	48,417,261
Saudi Arabian Oil Co. (b)	10,785,410	79,340,418
TOTAL SAUDI ARABIA		340,814,560
Sweden - 0.2%
VEF AB (a)(f)	95,309,129	18,511,466
Taiwan - 16.4%
ASPEED Tech, Inc.	536,000	67,830,927
eMemory Technology, Inc.	1,133,000	80,834,612
International Games Systems Co. Ltd.	6,111,072	140,425,794
Taiwan Semiconductor Manufacturing Co. Ltd.	42,167,000	1,235,441,587
Voltronic Power Technology Corp.	1,114,868	63,730,189
TOTAL TAIWAN		1,588,263,109
United Arab Emirates - 1.0%
ADNOC Drilling Co. PJSC	35,653,683	42,711,228
Adnoc Gas PLC	67,779,800	57,575,784
TOTAL UNITED ARAB EMIRATES		100,287,012
United States of America - 5.6%
Energy Recovery, Inc. (a)	1,689,000	24,625,620
GCC S.A.B. de CV	1,473,162	12,508,158
Globant SA (a)	385,800	75,119,118
NVIDIA Corp.	3,659,380	428,220,648
TOTAL UNITED STATES OF AMERICA		540,473,544
TOTAL COMMON STOCKS (Cost $6,736,206,224)		9,457,703,082

Preferred Stocks - 0.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	85,253	19,592,844
Nonconvertible Preferred Stocks - 0.3%
Brazil - 0.3%
Alpargatas SA (PN) (a)	21,970,500	33,405,461
TOTAL PREFERRED STOCKS (Cost $56,703,875)		52,998,305

Convertible Bonds - 0.3%
	Principal Amount (g)	Value ($)
Brazil - 0.3%
Creditas Financial Solutions Ltd. 5% 7/28/27 (c)(d) (Cost $30,523,684)	30,523,684	28,796,044

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	204,604,103	204,645,024
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	82,234,193	82,242,416
TOTAL MONEY MARKET FUNDS (Cost $286,887,440)		286,887,440

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $7,110,321,223)	9,826,384,871
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(117,192,689)
NET ASSETS - 100.0%	9,709,192,182

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $574,245,332 or 5.9% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57,269,929 or 0.6% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Affiliated company
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	9,341,528

Creditas Financial Solutions Ltd. 5% 7/28/27	1/28/22 - 7/28/23	30,523,684

Lenskart Solutions Pvt Ltd.	4/30/24	8,909,538

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	53,179,150	2,390,136,957	2,238,672,747	6,654,368	1,664	-	204,645,024	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	27,684,244	722,153,604	667,595,432	392,966	-	-	82,242,416	0.4%
Total	80,863,394	3,112,290,561	2,906,268,179	7,047,334	1,664	-	286,887,440

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Restaurant Brands Asia Ltd.	34,411,680	-	33,518,531	-	(10,714,754)	9,821,605	-
VEF AB	15,223,914	-	-	-	-	3,287,552	18,511,466
Total	49,635,594	-	33,518,531	-	(10,714,754)	13,109,157	18,511,466

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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